Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (42,104)
NIBOR | 3.70% Margin
Derivative [Line Items]
Principal Amount $	$ 134,000	kr 1,000,000
Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset (Liability) $	$ (20,665)
Weighted- Average Remaining Term (years)	4 months 24 days
NIBOR | 6.00% Margin
Derivative [Line Items]
Principal Amount $	$ 146,500	kr 1,200,000
Margin	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability) $	$ (10,532)
Weighted- Average Remaining Term (years)	1 year 9 months 18 days
NIBOR | 4.60% Margin
Derivative [Line Items]
Principal Amount $	$ 102,000	kr 850,000
Margin	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (10,907)
Weighted- Average Remaining Term (years)	3 years 8 months 12 days